Derivative Financial Instruments - Narrative (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Loss on discontinuation of cash flow hedge due to forecasted transaction probable of not occurring			$ 50
Cash flow hedge loss to be reclassified within 12 Months	$ 37	$ (39)
Line of credit facility, expiration period	5 years	5 years
Derivative, maturity	5 years	5 years
Derivative, net liability position, aggregate fair value	$ 11	$ 16